Business Combination	12 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Business Combination

NOTE 19: — BUSINESS COMBINATION

Alchemee Acquisition

On February 28, 2022, the Company acquired 100% ownership of Alchemee LLC (“Alchemee”), pursuant to a Share and Asset Purchase Agreement, dated February 28, 2022. The aggregate purchase price for the acquisition totaled $100 million, which is inclusive of a working capital adjustment of $1 million. Upon closing, the Company paid an all-cash purchase price of approximately $99 million funded from available liquidity. As a result of the purchase, the Company acquired Proactiv®, an over-the-counter dermatology brand. The acquisition of Alchemee was intended to build on the Company’s existing consumer health business and is expected to strengthen the leadership position in dermatology by providing consumer health coverage through the Proactiv® product line.

Acquisition-related expenses consist of transaction costs which represent external costs directly related to the acquisition of Alchemee and primarily include expenditures for professional fees such as legal, accounting and other directly related incremental costs incurred to close the acquisition by both the Company and Alchemee. The Company incurred transaction costs of approximately $1 million in connection with the transaction.

The acquisition of Alchemee has been accounted for as a business combination and is included in the Company’s consolidated financial statements commencing February 28, 2022. The fair value of all the acquired assets and liabilities summarized below is provisional pending finalization of the Company’s acquisition accounting. The Company retained the services of third-party valuation specialists in determining the fair value of certain tangible and intangible assets, under the supervision of management. The Company believes that such preliminary allocations provide a reasonable basis for estimating the fair values of assets acquired and liabilities assumed. Final determination of the fair value may result in further adjustments to the amounts presented below. The Company expects to finalize the valuation as soon as practicable, but not later than one year from the acquisition date. Measurement period adjustment will reflect new information obtained about facts and circumstances that existed as of the acquisition date.

The following table summarizes the allocation of purchase price to the preliminary fair values of the assets acquired and liabilities assumed as of the date of acquisition.

(in millions)	Preliminary Values as of February 28, 2022
Cash and cash equivalents	$8
Accounts receivable and other:
Trade, net	28
Other receivables and prepaid expenses	4
Inventories	19
Property, plant and equipment, net	1
Intangible assets ─ software	8
Deferred tax assets	6
Intangible assets ─ brand	44
Right-to-use assets	3
Goodwill	10
Total assets acquired	131
Accounts payable:
Trade payables	21
Other current liabilities	6
Right-of-use liability	3
Other liabilities	1
Total liabilities assumed	31
Total consideration transferred	$100

In connection with this acquisition, the Company recorded goodwill of $10 million based on the amount by which the purchase price exceeded the preliminary estimate of the fair value of the net assets acquired. The primary items that generate goodwill include the value of the synergies between the acquired company and the Company and the acquired assembled workforce, none of which qualifies for recognition as an intangible asset. The primary areas that remain preliminary as of March 31, 2022, relate to the fair values of the Alchemee brand (the “Brand”). The goodwill recognized upon acquisition is expected to be deductible for U.S. federal income tax purposes.

The Company engaged a third-party valuation specialist to aid in the analysis of the fair value of the acquired intangibles. All estimates, key assumptions, and forecasts were either provided by or reviewed by the Company. While the Company chose to utilize a third-party valuation specialist for assistance, the fair value analysis and related valuations reflect the conclusions of management and not those of any third party.

Intangible assets (i.e. Brand) were estimated using a Multi-period Excess Earnings Method (“MEEM”). Under this method, an intangible asset’s fair value is equal to net earnings attributable to the brand being measured. This is based on present value of the incremental after-tax cash flows (excess earnings) attributable solely to the brand over its remaining useful life. An income and expenses forecast were built based upon revenue and expense estimates.

The estimated useful lives and fair values of the identifiable intangible assets at acquisition date were as follows:

(in millions)	Weighted-Average Useful Life - Years	Estimated Fair Values
Brand	15	$44

Pro forma Impact of Business Combination

The unaudited pro forma financial results have been prepared using the acquisition method of accounting and are based on the historical financial information of the Company and Alchemee. The unaudited pro forma condensed financial information does not reflect any operating efficiencies and expected realization of cost savings or synergies associated with the acquisition. The unaudited pro forma information presented below is for informational purposes only and do not purport to be indicative of the consolidated results of operations had the acquisitions actually occurred at the beginning of applicable comparable prior reporting period or of the results of future operations of the consolidated business. Since the Company's financial results for the year ended March 31, 2022, reflect only one month of Alchemee's actual results, the impact is immaterial.

	March 31, 2022	March 31, 2021
	(unaudited)	(unaudited)

Revenues	$736,875	$738,211
Net earnings (loss)	$41,118	$(398,799)

The pro forma financial information for all periods presented above has been calculated after adjusting the results of Alchemee to reflect the business combination accounting effects resulting from this acquisition.